Assets and Liabilities Held for Sale and Discontinued Operations - Narrative (Details) $ in Millions				12 Months Ended
	Aug. 15, 2022 CAD ($)	Mar. 15, 2022 CAD ($)	Aug. 19, 2020 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($) property	Jul. 23, 2020 CAD ($) $ / g
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				$ 68,707,000	$ 14,919,000
Impairment of property, plant and equipment				259,115,000
Proceeds from disposal				19,561,000	5,654,000
Loss on disposal of assets held for sale and property, plant and equipment				(373,000)	(11,119,000)
Loss on disposal				3,569,000	639,000
Non-current assets or disposal groups classified as held for sale				61,495,000	15,918,000		$ 6,194,000
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposal of discontinued operations					2,846,000
Discontinued operations | Aurora Hemp Europe UAB
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					3,000,000.0
Consideration receivable								$ 1,900,000
Loss on disposal of discontinued operations					2,800,000
Discontinued operations | Aurora Hemp Europe UAB | Consideration Receivable | Discount rate
Disclosure of analysis of single amount of discontinued operations [line items]
Significant unobservable input, assets | $ / g								0.15
Discontinued operations | Hempco Food and Fiber Inc.
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposal of discontinued operations					100,000
Colombia Property
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				0	1,925,000
Impairment of property, plant and equipment					1,300,000
Fair value less costs of disposal					3,200,000
Proceeds from disposal				0	0
Loss on disposal				0	0
Non-current assets or disposal groups classified as held for sale				1,925,000	1,925,000		0
Restructuring Facilities
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				(355,000)	12,994,000
Impairment of property, plant and equipment					7,800,000
Fair value less costs of disposal				13,600,000	14,200,000
Proceeds from disposal				11,440,000	200,000
Loss on disposal of assets held for sale and property, plant and equipment				2,200,000
Loss on disposal				2,198,000	0
Non-current assets or disposal groups classified as held for sale				0	13,993,000		0
Uruguay Properties
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				669,000	0
Proceeds from disposal				602,000	1,448,000
Loss on disposal				67,000	472,000
Non-current assets or disposal groups classified as held for sale				0	0		$ 2,021,000
Uruguay Properties | Operating Segments | Canadian Cannabis
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					1,400,000	$ 1.1
Loss on disposal of assets held for sale and property, plant and equipment					500,000
Uruguay Properties | Land
Disclosure of analysis of single amount of discontinued operations [line items]
Number of properties listed for sale | property							2
Jamaica
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				0	0
Proceeds from disposal				0	4,006,000
Loss on disposal				0	167,000
Non-current assets or disposal groups classified as held for sale				0	0		$ 4,173,000
Jamaica | Land
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of property, plant and equipment							0
Proceeds from disposal			$ 4,000,000.0
Jamaica | Land | At fair value
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale							4,300,000
Nordic Sky
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				8,823,000	0
Proceeds from disposal		$ 7,500,000		7,519,000	0
Loss on disposal		$ 1,300,000		1,304,000	0
Non-current assets or disposal groups classified as held for sale				0	0		0
Aurora Sun
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				34,404,000	0
Proceeds from disposal				0	0
Loss on disposal				0	0
Non-current assets or disposal groups classified as held for sale				34,404,000	0		0
Aurora Sun | Alberta Ltd
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid (received)				46,800,000
Valley
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				5,850,000	0
Impairment of property, plant and equipment				2,800,000
Proceeds from disposal	$ 5,900,000			0	0
Loss on disposal				0	0
Non-current assets or disposal groups classified as held for sale				5,850,000	0		0
Polaris
Disclosure of analysis of single amount of discontinued operations [line items]
Transfer in from PPE				18,678,000	0
Decrease through classified as held for sale, property, plant and equipment				15,000,000
Impairment of property, plant and equipment				12,500,000
Proceeds from disposal				0	0
Loss on disposal				0	0
Non-current assets or disposal groups classified as held for sale				$ 18,678,000	$ 0		$ 0